Offsetting financial assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Financial Assets and Financial Liabilities
The following table identifies the amounts that have been offset on the consolidated balance sheet in accordance with the requirements of IAS 32 “Financial Instruments: Presentation”, and also those amounts that are subject to enforceable netting agreements but do not qualify for offsetting on the consolidated balance sheet either because we do not have a currently enforceable legal right to set-off the recognized amounts, or because we do not intend to settle on a net basis or to realize the asset and settle the liability simultaneously.

		Amounts subject to enforceable netting agreements
		Gross amounts of recognized financial assets	Gross amounts offset on the consolidated balance sheet (1)	Net amounts	Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31					Financial instruments (2)	Collateral received (3)	Net amounts
2021	Financial assets
	Derivatives	$53,285	$(22,668)	$30,617	$(16,585)	$(6,375)	$7,657	$5,295		$35,912
	Cash collateral on securities borrowed	12,368	–	12,368	–	(12,121)	247	–		12,368
	Securities purchased under resale agreements	71,777	(4,205)	67,572	–	(66,423)	1,149	–		67,572
		$137,430	$(26,873)	$110,557	$(16,585)	$(84,919)	$9,053	$5,295		$115,852
	Financial liabilities
	Derivatives	$49,607	$(22,668)	$26,939	$(16,585)	$(6,617)	$3,737	$5,162		$32,101
	Cash collateral on securities lent	2,463	–	2,463	–	(2,331)	132	–		2,463
	Obligations related to securities sold under repurchase agreements	76,085	(4,205)	71,880	–	(70,567)	1,313	–		71,880
		$128,155	$(26,873)	$101,282	$(16,585)	$(79,515)	$5,182	$5,162		$106,444
2020	Financial assets
	Derivatives	$59,024	$(29,989)	$29,035	$(19,347)	$(5,170)	$4,518	$3,695		$32,730
	Cash collateral on securities borrowed	8,547	–	8,547	–	(8,267)	280	–		8,547
	Securities purchased under resale agreements	68,335	(2,740)	65,595	–	(65,178)	417	–		65,595
		$135,906	$(32,729)	$103,177	$(19,347)	$(78,615)	$5,215	$3,695		$106,872
	Financial liabilities
	Derivatives	$56,461	$(29,989)	$26,472	$(19,347)	$(5,883)	$1,242	$4,036		$30,508
	Cash collateral on securities lent	1,824	–	1,824	–	(1,719)	105	–		1,824
	Obligations related to securities sold under repurchase agreements	74,393	(2,740)	71,653	–	(71,368)	285	–		71,653
		$132,678	$(32,729)	$99,949	$(19,347)	$(78,970)	$1,632	$4,036		$103,985

(1)
Comprises amounts related to financial instruments which qualify for offsetting. Derivatives cleared through the CME are considered to be settled-to-market and not collateralized-to-market. Derivatives which are settled-to-market are settled on a daily basis, resulting in derecognition, rather than offsetting, of the related amounts. As a result, settled-to-market amounts are not considered to be subject to enforceable netting arrangements. In the absence of this, an amount of $309 million as at October 31, 2021 (2020: $964 million) relating to derivatives cleared through CME would otherwise have been considered to be offset on the consolidated balance sheet.

(2)
Comprises amounts subject to set-off under enforceable netting agreements, such as ISDA agreements, derivative exchange or clearing counterparty agreements, global master repurchase agreements, and global master securities lending agreements. Under such arrangements, all outstanding transactions governed by the relevant agreement can be offset if an event of default or other predetermined event occurs.

(3)	Collateral received and pledged amounts are reflected at fair value, but have been limited to the net balance sheet exposure so as not to include any over-collateralization.
(4)	Includes exchange-traded derivatives and derivatives which are settled-to-market.
The offsetting and collateral arrangements discussed above and other credit risk mitigation strategies used by CIBC are further explained in the “Credit risk” section of the MD&A. Certain amounts of securities received as collateral are restricted from being sold or re-pledged.